UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007

                 Emerging Markets Fund



[LOGO OF USAA]
    USAA(R)

                             USAA EMERGING MARKETS Fund



                      1st QUARTER Portfolio of Investments


                                 August 31, 2007


                                                                     (Form N-Q)
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                      of INVESTMENTS


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (96.7%)

               COMMON STOCKS (89.2%)

               Consumer Discretionary (8.6%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
           361 Cheil Industries, Inc.                                                       $          20
                                                                                          ---------------
               APPAREL RETAIL (0.0%)
        23,500 Foschini Ltd.                                                                          191
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.6%)
        25,991 Hyundai Mobis                                                                        2,798
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (1.7%)
     2,592,000 Brilliance China Automotive Holdings Ltd.*                                             622
     1,504,360 China Motor Corp. Ltd.                                                               1,334
     4,255,800 Denway Motors Ltd.                                                                   1,992
        33,168 Hyundai Motor Co. Ltd.                                                               2,460
        61,600 Mahindra & Mahindra Ltd. GDR                                                         1,090
        91,200 Proton Holdings Berhad(a)                                                              136
       350,000 PT Astra International Tbk                                                             665
                                                                                          ---------------
                                                                                                    8,299
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.2%)
       537,500 ABS-CBN Broadcasting Corp. PDR                                                         358
        21,100 Grupo Televisa S.A. de C.V. ADR                                                        550
                                                                                          ---------------
                                                                                                      908
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.7%)
        45,838 LG Electronics, Inc.                                                                 3,517
                                                                                          ---------------
               DEPARTMENT STORES (0.8%)
         3,391 Hyundai Department Store Co. Ltd.                                                      383
         8,955 Lotte Shopping Co. Ltd.                                                              3,345
        92,600 New World Department Store China Ltd.*                                                  72
                                                                                          ---------------
                                                                                                    3,800
                                                                                          ---------------
               FOOTWEAR (0.6%)
     2,199,000 China Hongxing Sports Ltd.                                                           1,269
       134,400 Grendene S.A.                                                                        1,644
                                                                                          ---------------
                                                                                                    2,913
                                                                                          ---------------
               HOME FURNISHINGS (0.5%)
       111,030 JD Group Ltd.                                                                        1,084
        23,192 Nien Made Enterprise Co. Ltd.                                                           28
       453,607 Steinhoff International Holdings Ltd.                                                1,461
                                                                                          ---------------
                                                                                                    2,573
                                                                                          ---------------
               HOMEBUILDING (0.3%)
       277,700 Corporacion GEO, S.A. de C.V. "B"*                                                   1,445
                                                                                          ---------------
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USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               HOMEFURNISHING RETAIL (0.6%)
       207,030 Ellerine Holdings Ltd.                                                       $       2,175
        85,400 Lewis Group Ltd.                                                                       741
                                                                                          ---------------
                                                                                                    2,916
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
     1,217,400 Resorts World Berhad(a)                                                              1,322
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.5%)
       107,500 Arcelik A.S.                                                                           757
       127,900 Metalfrio Solutions SA*                                                              1,753
                                                                                          ---------------
                                                                                                    2,510
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
       224,230 Turk Sise ve Cam Fabrikalari AS                                                        940
                                                                                          ---------------
               PUBLISHING (0.1%)
       197,300 Dogan Yayin Holding A.S.*                                                              720
                                                                                          ---------------
               RESTAURANTS (0.2%)
       748,100 Alsea de Mexico S.A.B. de CV                                                         1,210
                                                                                          ---------------
               TEXTILES (0.9%)
       704,000 Nien Hsing Textile Co. Ltd.                                                            491
     1,591,500 Texwinca Holdings Ltd.                                                               1,304
     1,181,900 Weiqiao Textile Co. Ltd. "H"                                                         2,571
                                                                                          ---------------
                                                                                                    4,366
                                                                                          ---------------
               TIRES & RUBBER (0.4%)
       125,240 Kumho Tire Co., Inc.                                                                 2,122
                                                                                          ---------------
               Total Consumer Discretionary                                                        42,570
                                                                                          ---------------

               CONSUMER STAPLES (4.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.9%)
     1,532,000 Chaoda Modern Agriculture Holdings Ltd.                                              1,181
     9,224,900 Charoen Pokphand Foods Public Co. Ltd.                                               1,258
     3,246,500 Global Bio-chem Technology Group Co. Ltd.                                            1,416
       453,625 IOI Corp. Berhad(a)                                                                    657
        29,500 SLC Agricola SA*                                                                       218
                                                                                          ---------------
                                                                                                    4,730
                                                                                          ---------------
               BREWERS (0.2%)
        24,960 Compania Cervecerias Unidas S.A. ADR                                                   906
                                                                                          ---------------
               FOOD RETAIL (0.5%)
       808,200 Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"                               2,249
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
       191,640 Kimberly-Clark de Mexico S.A. de C.V. "A"                                              825
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
        64,900 Massmart Holdings Ltd.                                                                 836
       118,000 Siam Makro Public Co. Ltd.                                                             310
                                                                                          ---------------
                                                                                                    1,146
                                                                                          ---------------
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USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               PACKAGED FOODS & MEAT (0.6%)
       193,000 China Mengniu Dairy Co. Ltd.                                                 $         726
       223,700 Gruma S.A. "B"                                                                         801
         4,170 Nong Shim Co. Ltd.                                                                   1,067
       607,800 Thai Union Frozen Products Public Co. Ltd.                                             436
                                                                                          ---------------
                                                                                                    3,030
                                                                                          ---------------
               SOFT DRINKS (1.0%)
        39,000 Coca Cola Femsa S.A. de C.V. ADR                                                     1,583
       249,400 Embotelladoras Arca S.A.                                                               927
        18,300 Fomento Economico Mexicano                                                             637
       871,700 Grupo Continental S.A.                                                               1,857
                                                                                          ---------------
                                                                                                    5,004
                                                                                          ---------------
               TOBACCO (0.6%)
        21,400 KT&G Corp.                                                                           1,628
     1,243,900 PT Gudang Garam Tbk                                                                  1,265
                                                                                          ---------------
                                                                                                    2,893
                                                                                          ---------------
               Total Consumer Staples                                                              20,783
                                                                                          ---------------

               ENERGY (13.0%)
               --------------
               COAL & CONSUMABLE FUELS (0.6%)
        85,000 Banpu Public Co. Ltd.                                                                  704
       250,000 China Shenhua Energy Co. Ltd. "H"                                                    1,084
       688,000 Yanzhou Coal Mining Co. Ltd. "H"                                                     1,210
                                                                                          ---------------
                                                                                                    2,998
                                                                                          ---------------
               INTEGRATED OIL & GAS (8.4%)
     1,624,000 China Petroleum and Chemical Corp. "H"                                               1,770
       125,640 LUKoil Holdings ADR                                                                  9,323
       419,430 OAO Gazprom ADR                                                                      7,427
        67,700 Petrobras Energia S.A. ADR "B"                                                         628
       446,000 PetroChina Co. Ltd. "H"                                                                652
       114,972 Petroleo Brasileiro SA ADR                                                           7,110
       155,000 PTT Public Co. Ltd.                                                                  1,382
        67,310 SASOL Ltd.                                                                           2,725
        14,100 Surgutneftegaz ADR                                                                     881
                                                                                          ---------------
                                                                                                   41,898
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
        20,300 Tenaris S.A.                                                                           952
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.3%)
     3,365,600 CNOOC Ltd.                                                                           4,113
        44,030 JKX Oil & Gas plc                                                                      345
        34,900 NovaTek OAO GDR(a)                                                                   1,745
                                                                                          ---------------
                                                                                                    6,203
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (2.5%)
        18,120 Gail India Ltd. GDR                                                                    833
        26,000 GS Holdings Corp.                                                                    1,344
        47,714 Petrol Ofisi A.S.*                                                                     211
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USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        34,890 Polski Koncern Naftowy Orlen S.A.*                                           $         714
        65,875 Reliance Industries Ltd. GDR                                                         6,291
         9,725 S-Oil Corp.                                                                            784
       983,300 Thai Oil Public Co. Ltd.                                                             2,350
                                                                                          ---------------
                                                                                                   12,527
                                                                                          ---------------
               Total Energy                                                                        64,578
                                                                                          ---------------

               FINANCIALS (20.6%)
               ------------------
               CONSUMER FINANCE (0.1%)
        36,700 Redecard SA*                                                                           561
                                                                                          ---------------
               DIVERSIFIED BANKS (14.0%)
       175,000 Asya Katilim Bankasi AS*                                                             1,144
        19,400 Banco Bradesco S.A. ADR                                                                479
         5,800 Bancolombia S.A. ADR                                                                   190
       738,700 Bangkok Bank Public Co. Ltd.                                                         2,562
     3,526,000 Bank of China Ltd. "H"                                                               1,809
     1,206,148 Bank of the Philippine Islands                                                       1,568
       275,000 Bumiputra-Commerce Holdings Berhad(a)                                                  861
     2,109,700 China Construction Bank Corp. "H"                                                    1,772
     2,540,168 Chinatrust Financial Holding Co. Ltd.*                                               1,909
     3,546,341 First Financial Holding Co. Ltd.                                                     2,450
       289,000 Grupo Financiero Banorte S.A.                                                        1,179
        39,242 Hana Financial Group, Inc.                                                           1,857
        12,200 HDFC Bank Ltd. ADR                                                                   1,082
        41,500 ICICI Bank Ltd. ADR                                                                  1,845
     6,347,300 Industrial and Commercial Bank of China Ltd. "H"                                     4,151
       683,726 Israel Discount Bank "A"*                                                            1,385
       629,900 Kasikornbank Public Co. Ltd.                                                         1,450
         8,680 Komercni Banka A.S.                                                                  1,889
        47,476 Kookmin Bank                                                                         3,835
        51,490 Kookmin Bank ADR                                                                     4,194
        46,430 Korea Exchange Bank                                                                    735
     1,156,300 Malayan Banking  Berhad(a)                                                           3,881
     1,551,000 Mega Financial Holding Co. Ltd.                                                        963
       195,657 Nedcor Ltd.                                                                          3,693
       788,200 PT Bank Danamon Indonesia Tbk                                                          676
     3,560,000 PT Bank Pan Indonesia Tbk*                                                             254
        67,778 Shinhan Financial Group Co. Ltd.                                                     4,132
        58,900 Siam Commercial Bank Public Co. Ltd.                                                   135
     5,827,639 SinoPac Holdings Co.                                                                 2,764
       201,700 Standard Bank Group Ltd.                                                             2,952
        72,280 State Bank of India Ltd. GDR                                                         6,635
       648,759 Turkiye Is Bankasi                                                                   3,170
       308,700 Union Bank of the Philippines                                                          358
       627,938 Yapi ve Kredi Bankasi AS*                                                            1,807
                                                                                          ---------------
                                                                                                   69,766
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.6%)
       228,400 Egyptian Financial Group-Hermes Holding                                              1,737
        44,400 Gulf Finance House E.C. GDR*                                                         1,199
                                                                                          ---------------
                                                                                                    2,936
                                                                                          ---------------

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                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.7%)
       336,000 China Life Insurance Co. Ltd. "H"                                            $       1,627
       553,314 Sanlam Ltd.                                                                          1,671
        29,801 Yapi Kredi Sigorta A.S.                                                                316
                                                                                          ---------------
                                                                                                    3,614
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
         6,700 Porto Seguro SA                                                                        227
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
        76,920 Ayala Corp.                                                                            814
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
       201,200 African Bank Investments Ltd.                                                          888
       550,900 AMMB Holdings Berhad*(a)                                                               679
       801,400 FirstRand Ltd.                                                                       2,621
       822,000 Fubon Financial Holding Co. Ltd.                                                       709
                                                                                          ---------------
                                                                                                    4,897
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.9%)
       169,100 Aksigorta AS                                                                         1,138
        38,600 Dongbu Insurance Co. Ltd                                                             1,615
        60,000 LIG Non-Life Insurance Co. Ltd.                                                      1,656
                                                                                          ---------------
                                                                                                    4,409
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
         9,500 Abyara Planejamento Imobiliario SA                                                     140
        79,000 Brascan Residential Properties SA                                                      436
     1,380,000 China Overseas Land and Investment Ltd.                                              2,888
       554,400 Consorcio ARA S.A. de C.V.                                                             839
        32,100 Globe Trade Centre S.A.*                                                               483
       154,400 Guangzhou R&F Properties Co. Ltd. "H"                                                  624
        30,100 Klabin Segall SA                                                                       284
                                                                                          ---------------
                                                                                                    5,694
                                                                                          ---------------
               REGIONAL BANKS (1.6%)
        65,000 Banco Nossa Caixa SA                                                                   994
       329,320 Bank Leumi Le-Israel                                                                 1,270
     3,953,200 Krung Thai Bank Public Co. Ltd.                                                      1,314
        27,600 OTP Bank Nyrt.                                                                       1,387
         2,850 Sberbank GDR                                                                         1,221
       196,000 VTB Bank OJSC GDR*(a)                                                                1,840
                                                                                          ---------------
                                                                                                    8,026
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
       429,200 Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*                                           703
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
        85,600 AFI Development plc GDR*(a)                                                            758
                                                                                          ---------------
               Total Financials                                                                   102,405
                                                                                          ---------------

               HEALTH CARE (1.2%)
               ------------------
               PHARMACEUTICALS (1.2%)
       305,390 Aspen Pharmacare Holdings Ltd.*                                                      1,516
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                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
       103,260 Teva Pharmaceutical Industries Ltd. ADR                                      $       4,440
                                                                                          ---------------
                                                                                                    5,956
                                                                                          ---------------
               Total Health Care                                                                    5,956
                                                                                          ---------------

               INDUSTRIALS (8.2%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.2%)
     2,265,200 Sinotrans Ltd. "H"                                                                   1,243
                                                                                          ---------------
               AIRLINES (1.3%)
       180,000 Asiana Airlines, Inc.                                                                1,738
       772,000 China Southern Airlines Co.  Ltd. "H"*                                                 975
        51,449 Tam SA ADR(b)                                                                        1,192
       857,500 Thai Airways International Public Co. Ltd.                                           1,093
       196,700 Turk Hava Yollari Anonim Ortakligi*                                                  1,370
                                                                                          ---------------
                                                                                                    6,368
                                                                                          ---------------
               AIRPORT SERVICES (0.3%)
       145,701 TAV Havalimanlari Holding AS*                                                        1,278
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (2.3%)
       285,800 Aveng Ltd.                                                                           2,118
       403,700 China Communications Construction Co. Ltd. "H"                                         873
         7,000 Daelim Industrial Co. Ltd.                                                           1,171
       238,700 Gamuda Berhad(a)                                                                       509
        18,230 GS Engineering & Construction Corp.                                                  2,876
         7,842 Hyundai Development Co.                                                                702
     2,572,300 Italian-Thai Development Public Co. Ltd.*                                              502
        38,000 Orascom Construction Industries                                                      2,527
                                                                                          ---------------
                                                                                                   11,278
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
           500 China Infrastructure Machinery Holdings Ltd.                                             1
         3,200 Hyundai Heavy Industries Co. Ltd.                                                    1,262
         2,500 Hyundai Mipo Dockyard Co. Ltd.                                                         741
       285,900 Shanghai Zhenhua Port Machinery Co. Ltd. "B"                                           613
        51,700 Tata Motors Ltd. ADR(b)                                                                876
                                                                                          ---------------
                                                                                                    3,493
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       369,800 Delta Electronics Public Co. Ltd.                                                      230
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.1%)
       294,000 Anhui Expressway Co. Ltd. "H"                                                          249
       212,200 PLUS Expressways Berhad(a)                                                             195
                                                                                          ---------------
                                                                                                      444
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.8%)
        89,900 Barloworld Ltd.                                                                      1,543
        38,212 Bidvest Group Ltd.                                                                     744
        41,000 Enka Insaat ve Sanayi AS                                                               451
        32,200 LG Corp.                                                                             1,850
       212,900 Murray & Roberts Holdings Ltd.                                                       2,246
       758,400 Sime Darby Berhad(a)                                                                 2,038
                                                                                          ---------------
                                                                                                    8,872
                                                                                          ---------------

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                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.2%)
        32,000 Doosan Infracore Co. Ltd.                                                    $       1,165
                                                                                          ---------------
               MARINE (0.9%)
       616,000 China Shipping Development Co. Ltd. "H"                                              1,864
       600,001 Thoresen Thai Agencies Public Co. Ltd.                                                 918
       274,000 U-Ming Marine Transport Corp.*                                                         815
     1,539,000 Yang Ming Marine Transport*                                                          1,087
                                                                                          ---------------
                                                                                                    4,684
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.1%)
       102,000 Cosco Pacific Ltd.                                                                     282
                                                                                          ---------------
               TRUCKING (0.3%)
       164,000 Localiza Rent a Car S.A.                                                             1,630
                                                                                          ---------------
               Total Industrials                                                                   40,967
                                                                                          ---------------

               INFORMATION TECHNOLOGY (11.5%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
       585,460 D-Link Corp.                                                                         1,290
        64,000 GeoVision, Inc.                                                                        464
                                                                                          ---------------
                                                                                                    1,754
                                                                                          ---------------
               COMPUTER HARDWARE (2.0%)
       277,095 Acer, Inc.                                                                             486
     3,359,892 Compal Electronics, Inc.                                                             3,737
       948,000 Lenovo Group Ltd.                                                                      628
     2,163,631 Quanta Computer, Inc.                                                                3,521
     2,114,000 Tatung Co. Ltd.*                                                                       993
       279,495 Wistron Corp.                                                                          508
                                                                                          ---------------
                                                                                                    9,873
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
       190,300 Chicony Electronics Co. Ltd.                                                           381
       105,023 Innolux Display Corp.                                                                  442
     2,232,000 TPV Technology Ltd.                                                                  1,400
                                                                                          ---------------
                                                                                                    2,223
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.3%)
       770,965 AU Optronics Corp.                                                                   1,117
        25,000 INTOPS Co. Ltd.                                                                        869
        25,000 LG Philips LCD Co. Ltd.*                                                             1,063
       127,000 Nan Ya Printed Circuit Board Corp.                                                     825
       690,407 Radiant Opto-Electronics Corp.                                                       1,067
         7,670 Samsung SDI Co. Ltd.                                                                   504
     3,155,440 Yageo Corp.                                                                          1,210
                                                                                          ---------------
                                                                                                    6,655
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (1.2%)
       794,400 Hon Hai Precision Industry Corp. Ltd.                                                5,898
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
        14,800 NHN Corp.*                                                                           2,855
                                                                                          ---------------
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USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               IT CONSULTING & OTHER SERVICES (0.3%)
        32,800 Infosys Technologies Ltd. ADR                                                $       1,565
                                                                                          ---------------
               SEMICONDUCTORS (5.1%)
        12,877 Hynix Semiconductor, Inc.*                                                             463
     1,979,623 Powerchip Semiconductor Corp.                                                          978
        19,679 Samsung Electronics Co. Ltd.                                                        12,395
       153,571 Siliconware Precision Industries Co. ADR                                             1,657
     1,240,188 Taiwan Semiconductor Manufacturing Co. Ltd.                                          2,356
       101,260 Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                      1,005
    11,582,144 United Microelectronics Corp.                                                        6,493
                                                                                          ---------------
                                                                                                   25,347
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.2%)
        14,210 Check Point Software Technologies Ltd.*                                                334
        78,200 Datasul S.A.                                                                           811
                                                                                          ---------------
                                                                                                    1,145
                                                                                          ---------------
               Total Information Technology                                                        57,315
                                                                                          ---------------

               MATERIALS (10.1%)
               -----------------
               ALUMINUM (0.5%)
       576,600 Hindalco Industries Ltd. GDR(b)                                                      2,278
                                                                                          ---------------
               COMMODITY CHEMICALS (0.6%)
       364,000 Formosa Chemicals & Fibre Corp.                                                        887
       185,000 Formosa Plastics Corp.                                                                 460
        32,700 Hanwha Chemical Corp.                                                                  855
         8,000 LG Chem Ltd.                                                                           833
                                                                                          ---------------
                                                                                                    3,035
                                                                                          ---------------
               CONSTRUCTION MATERIALS (1.3%)
        94,600 Akcansa Cimento A.S.                                                                   724
        39,183 Cemex S.A. de C.V. ADR*                                                              1,265
     1,025,273 Cemex S.A. de C.V. CPO*                                                              3,321
        10,000 Cimsa Cimento Sanayi ve Ticaret A.S.                                                    74
        94,800 India Cements Ltd. GDR(a)                                                            1,126
       134,952 Taiwan Cement Corp.                                                                    174
                                                                                          ---------------
                                                                                                    6,684
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.1%)
        26,270 Cherepovets MK Severstal GDR(a)                                                        448
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.7%)
        21,000 Chelyabinsk Zinc Factory GDR*(a)                                                       253
        51,000 Exxaro Resources Ltd.                                                                  520
        12,240 Mining and Metallurgical Co. Norilsk Nickel ADR                                      2,729
         2,300 Southern Copper Corp.                                                                  242
                                                                                          ---------------
                                                                                                    3,744
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.4%)
       699,064 Nampak Ltd.                                                                          1,983
                                                                                          ---------------

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                      of INVESTMENTS
                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               PAPER PACKAGING (0.2%)
       172,000 Kazakhstan Kagazy plc GDR*(a)                                                $         874
                                                                                          ---------------
               PAPER PRODUCTS (0.6%)
       124,443 Sappi Ltd.                                                                           1,957
        36,710 Votorantim Celulose e Papel S.A. ADR(b)                                                858
                                                                                          ---------------
                                                                                                    2,815
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.5%)
        90,200 Impala Platinum Holdings Ltd.                                                        2,680
                                                                                          ---------------
               STEEL (5.2%)
     1,040,000 Angang Steel Co. Ltd.                                                                3,494
     1,396,680 China Steel Corp.                                                                    1,896
       207,980 Companhia Vale Do Rio Doce                                                           8,683
        80,088 El Ezz Steel Rebars S.A.E.                                                             689
       143,400 Eregli Demir ve Celik Fabrikalari TAS                                                1,125
        23,200 Gerdau S.A.                                                                            558
        54,000 Grupo Simec S.A. de C. V. ADR*(b)                                                      556
         1,728 Hyundai Steel Co.                                                                      138
        31,700 Kumba Iron Ore Ltd.                                                                    924
        35,900 Mittal Steel South Africa Ltd.                                                         621
         9,122 POSCO                                                                                5,580
         4,070 POSCO ADR                                                                              624
       383,000 Sheng Yu Steel Co. Ltd.                                                                381
       419,000 Tung Ho Steel Enterprise Corp.                                                         561
                                                                                          ---------------
                                                                                                   25,830
                                                                                          ---------------
               Total Materials                                                                     50,371
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (8.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.8%)
       491,500 China Netcom Group Corp.                                                             1,187
     2,083,500 China Telecom Corp. Ltd. "H"                                                         1,197
       186,527 Chunghwa Telecom Co. Ltd. ADR                                                        3,268
        49,300 GVT Holding SA*                                                                        952
        19,040 KT Corp.                                                                               904
        91,640 KT Corp. ADR                                                                         2,183
       220,900 Magyar Tavkozlesi Rt.                                                                1,102
       190,880 Mahanagar Telephone Nigam Ltd. ADR(b)                                                1,321
     2,954,100 PT Indonesian Satellite Corp. Tbk                                                    2,265
       901,500 PT Telekomunikasi Indonesia Tbk                                                      1,042
        34,800 Telecom Argentina S.A. ADR "B"*                                                        902
       136,470 Telefonos de Mexico S.A. de C.V. ADR "L"                                             4,823
       407,900 Telekom Malaysia Berhad(a)                                                           1,139
       245,917 Telekomunikacja Polska S.A.                                                          1,902
                                                                                          ---------------
                                                                                                   24,187
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (4.0%)
        89,200 America Movil S.A.B. de C.V. ADR "L"                                                 5,393
       466,500 China Mobile Ltd.                                                                    6,354
       300,000 Digi.com Berhad(a)                                                                   1,748
         6,200 Globe Telecom, Inc.                                                                    183
        66,900 MTN Group Ltd.                                                                       1,020

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                      of INVESTMENTS
                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        38,500 Orascom Telecom Holding SAE                                                  $         441
         2,210 SK Telecom Co. Ltd.                                                                    486
        81,290 SK Telecom Co. Ltd. ADR(b)                                                           2,225
       273,350 Turkcell Iletisim Hizmetleri AS                                                      1,987
                                                                                          ---------------
                                                                                                   19,837
                                                                                          ---------------
               Total Telecommunication Services                                                    44,024
                                                                                          ---------------

               UTILITIES (3.0%)
               ELECTRIC UTILITIES (2.2%)
        61,913 Centrais Electricas Brasileiras S.A.                                                   801
        38,100 CPFL Energia S.A.                                                                      682
        63,190 Korea Electric Power Corp.                                                           2,822
        13,300 Korea Electric Power Corp. ADR                                                         300
    34,160,000 Light SA*                                                                              470
       207,000 Manila Electric Co. "B"                                                                462
        24,200 RAO Unified Energy System GDR*                                                       3,049
        12,107 Reliance Energy Ltd. GDR(a),(b)                                                        693
       587,000 Tenaga Nasional Berhad(a)                                                            1,697
                                                                                          ---------------
                                                                                                   10,976
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        10,500 Korea Gas Corp.                                                                        643
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
     3,063,000 China Power International Development Ltd.                                           1,516
       901,800 Huaneng Power International, Inc. "H"                                                1,038
                                                                                          ---------------
                                                                                                    2,554
                                                                                          ---------------
               WATER UTILITIES (0.2%)
        20,694 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)                         504
         5,100 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR                     250
                                                                                          ---------------
                                                                                                      754
                                                                                          ---------------
               Total Utilities                                                                     14,927
                                                                                          ---------------
               Total Common Stocks (cost: $353,750)                                               443,896
                                                                                          ---------------

               PREFERRED SECURITIES (6.7%)

               CONSUMER DISCRETIONARY (0.3%)
               -----------------------------
               TEXTILES (0.3%)
       224,278 Companhia de Tecidos Norte de Minas                                                  1,383
                                                                                          ---------------
               Total Consumer Discretionary                                                         1,383
                                                                                          ---------------

               CONSUMER STAPLES (0.4%)
               -----------------------
               HYPERMARKETS & SUPER CENTERS (0.4%)
        63,060 Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR                         2,026
                                                                                          ---------------
               Total Consumer Staples                                                               2,026
                                                                                          ---------------

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                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               ENERGY (1.3%)
               -------------
               INTEGRATED OIL & GAS (1.3%)
       118,800 Petroleo Brasileiro S.A. ADR                                                 $       6,324
                                                                                          ---------------
               Total Energy                                                                         6,324
                                                                                          ---------------

               FINANCIALS (1.8%)
               -----------------
               DIVERSIFIED BANKS (1.8%)
        58,128 Banco Bradesco S.A.                                                                  1,450
        71,410 Banco Itau Holding Financeira S.A. ADR(b)                                            3,109
        39,360 Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                      4,392
                                                                                          ---------------
                                                                                                    8,951
                                                                                          ---------------
               Total Financials                                                                     8,951
                                                                                          ---------------

               INDUSTRIALS (0.6%)
               AEROSPACE & DEFENSE (0.2%)
        28,944 Embraer Empresa Brasileira de Aeronautica S.A. ADR                                   1,307
                                                                                          ---------------
               AIRLINES (0.1%)
        15,700 Gol - Linhas Aereas Inteligentes S.A. ADR                                              344
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
       257,400 Itausa - Investments Itau S.A.                                                       1,548
                                                                                          ---------------
               Total Industrials                                                                    3,199
                                                                                          ---------------

               MATERIALS (1.0%)
               ----------------
               COMMODITY CHEMICALS (0.4%)
       226,300 Braskem S.A. "A"                                                                     2,088
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
         3,400 Klabin S.A.                                                                             10
                                                                                          ---------------
               PAPER PRODUCTS (0.4%)
        16,300 Aracruz Celulose S.A.  ADR                                                           1,017
        58,300 Suzano Papel e Celulose S.A.                                                           802
                                                                                          ---------------
                                                                                                    1,819
                                                                                          ---------------
               STEEL (0.2%)
        17,200 Gerdau S.A.                                                                            421
         9,500 Usinas Siderurgicas de Minas Gerais S.A.                                               566
                                                                                          ---------------
                                                                                                      987
                                                                                          ---------------
               Total Materials                                                                      4,904
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
         5,000 Brasil Telecom Participacoes S.A. ADR                                                  357
       143,750 Tele Norte Leste Participacoes S.A. ADR                                              3,176
                                                                                          ---------------
                                                                                                    3,533
                                                                                          ---------------

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                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        36,409 Telemig Celular Participacoes S.A.                                           $       1,076
                                                                                          ---------------
               Total Telecommunication Services                                                     4,609
                                                                                          ---------------

               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
        85,464 Centrais Electricas Brasileiras S.A. "B"                                             1,052
        44,504 Companhia Energetica de Minas Gerais (CEMIG)                                           857
                                                                                          ---------------
                                                                                                    1,909
                                                                                          ---------------
               Total Utilities                                                                      1,909
                                                                                          ---------------
               Total Preferred Securities (cost: $22,936)                                          33,305
                                                                                          ---------------

               EQUITY- LINKED STRUCTURED NOTES (0.8%)(c)

               FINANCIALS (0.4%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
       125,500 ML Shanghai Pudong Development Bank Co. Ltd.*(a)                                       915
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
       175,941 ML Guangxi Liugong Machinery Co. Ltd.(a)                                               863
                                                                                          ---------------
               Total Financials                                                                     1,778
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               CONSTRUCTION & ENGINEERING (0.4%)
        40,150 BNP China State Shipbuilding(a)                                                        994
       157,751 ML Changsha Zoomlion Heavy Industry Science and Technology Development Co.
               Ltd.(a)                                                                                985
                                                                                          ---------------
                                                                                                    1,979
                                                                                          ---------------
               Total Industrials                                                                    1,979
                                                                                          ---------------
               Total Equity-Linked Structured Notes (cost: $2,250)                                  3,757
                                                                                          ---------------

               RIGHTS (0.0%)

               CONSUMER STAPLES (0.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.0%)
        21,081 Global Sweeteners Holdings Ltd.*(a)                                                    --
                                                                                          ---------------
               Total Rights (cost: $0)                                                                --
                                                                                          ---------------

               WARRANTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
       115,000 China Overseas Land & Investment Ltd.*                                                  72
                                                                                          ---------------

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USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)



       NUMBER
    OF SHARES  SECURITY                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------
               Total Warrants (cost: $0)                                                  $            72
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $378,936)                                                                   481,030
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.5%)

               MONEY MARKET FUNDS (2.5%)
    12,594,280 SSgA Prime Money Market Fund, 5.23% (d)(cost:  $12,594)                             12,594
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (1.4%)

               MONEY MARKET FUNDS (0.2%)
       751,768 AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.34%(d)                        752
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 --------------------------------------------------------------------------------------------------------

               Repurchase Agreements (1.2%)
    $    4,000 Credit Suisse First Boston LLC, 5.25%, acquired on 8/31/2007 and due
                     9/04/2007 at $4,000 (collateralized by $4,150 of Freddie Mac
                     Discount Notes(e), 4.96%(f), due 12/28/2007; market value $4,084)              4,000
         1,000 Deutsche Bank Securities, Inc., 5.30%, acquired on 8/31/2007 and due
                      9/04/2007 at $1,000 (collateralized by $1,012 of Federal Farm
                      Credit Bank Notes(e), 5.00%, due 3/17/2014; market value $1,021),             1,000
         1,000 Morgan Stanley & Co., Inc., 5.25%, acquired on 8/31/2007 and due
                      9/04/2007 at $1,000 (collateralized by $1,045 of Fannie Mae
                      Discount Notes(e), 5.45%(f), due 10/31/2007; market value $1,036)             1,000
                                                                                          ---------------
               Total Repurchase Agreements                                                          6,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $6,752)                                                                       6,752
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $398,282)                                         $       500,376
                                                                                          ===============

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USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

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                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

16

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                      to Portfolio of INVESTMENTS
                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)



repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2007, was approximately $6,709,000.

D. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $107,324,000 and $5,230,000, respectively, resulting in net unrealized appreciation of $102,094,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $497,510,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CPO      Certificate of ordinary participation.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
PDR Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.
REIT     Real Estate Investment Trust

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==================--------------------------------------------------------------
                      to Portfolio of INVESTMENTS
                      (continued)


USAA EMERGING MARKETS FUND
August 31, 2007 (unaudited)


SPECIFIC NOTES
 (a) Security was fair valued at August 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
 (b) The security or a portion thereof was out on loan as of August 31, 2007.
 (c) Equity linked structured notes (ELSNs) - are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs are typically offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.
 (d) Rate represents the money market fund annualized seven-day yield at August 31, 2007.
 (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
 (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
 *            Non-income-producing security for the 12 months preceding August
              31, 2007.


48054-1007                               (copyright), USAA. All rights reserved



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.